Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,830	$ 2,742	[1]
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,062	$ 1,021

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.